PAINEWEBBER TACTICAL ALLOCATION FUND                               ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

      Comparison of the change of a $10,000 investment in PaineWebber Tactical Allocation Fund (Class C) and the S&P 500 Index, from July 22, 1992 through August 31, 1999


The graph depicts the performance of PaineWebber Tactical Allocation Fund (Class
C) versus the S&P 500 Index. It is important to note that PaineWebber Tactical Allocation Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


[The following table represents a chart in the printed material]

                  PaineWebber Tactical
                 Allocation Fund (Class C)       S&P 500 Index
Jul-92                    10317                     10000
Aug-92                    10100                     9796
Sep-92                    10208                     9912
Oct-92                    10233                     9945
Nov-92                    10550                     10283
Dec-92                    10667                     10410
Jan-93                    10734                     10497
Feb-93                    10868                     10640
Mar-93                    11074                     10865
Apr-93                    10772                     10602
May-93                    11040                     10885
Jun-93                    11053                     10916
Jul-93                    10986                     10873
Aug-93                    11374                     11285
Sep-93                    11277                     11198
Oct-93                    11488                     11430
Nov-93                    11361                     11321
Dec-93                    11482                     11458
Jan-94                    11856                     11848
Feb-94                    11516                     11527
Mar-94                    10997                     11025
Apr-94                    11117                     11166
May-94                    11278                     11348
Jun-94                    10981                     11070
Jul-94                    11332                     11433
Aug-94                    11767                     11901
Sep-94                    11454                     11611
Oct-94                    11702                     11871
Nov-94                    11249                     11439
Dec-94                    11334                     11608
Jan-95                    11585                     11909
Feb-95                    11974                     12372
Mar-95                    12307                     12737
Apr-95                    12641                     13111
May-95                    13115                     13634
Jun-95                    13388                     13951
Jul-95                    13816                     14412
Aug-95                    13834                     14448
Sep-95                    14405                     15058
Oct-95                    14330                     15004
Nov-95                    14945                     15661
Dec-95                    15199                     15963
Jan-96                    15679                     16506
Feb-96                    15789                     16660
Mar-96                    15919                     16820
Apr-96                    16129                     17067
May-96                    16519                     17505
Jun-96                    16559                     17572
Jul-96                    15799                     16795
Aug-96                    16119                     17150
Sep-96                    16999                     18113
Oct-96                    17449                     18613
Nov-96                    18739                     20019
Dec-96                    18340                     19622
Jan-97                    19455                     20847
Feb-97                    19565                     21011
Mar-97                    18732                     20150
Apr-97                    19836                     21351
May-97                    21011                     22655
Jun-97                    21925                     23664
Jul-97                    23643                     25545
Aug-97                    22277                     24114
Sep-97                    23462                     25433
Oct-97                    22639                     24584
Nov-97                    23653                     25722
Dec-97                    24026                     26165
Jan-98                    24269                     26452
Feb-98                    25979                     28360
Mar-98                    27273                     29812
Apr-98                    27435                     30116
May-98                    27071                     29598
Jun-98                    28113                     30799
Jul-98                    27779                     30473
Aug-98                    23723                     26070
Sep-98                    25210                     27741
Oct-98                    27223                     29993
Nov-98                    28842                     31811
Dec-98                    30459                     33643
Jan-99                    31678                     35049
Feb-99                    30645                     33959
Mar-99                    31833                     35318
Apr-99                    33031                     36685
May-99                    32205                     35819
Jun-99                    33940                     37807
Jul-99                    32845                     36627
Aug-99                    32639                     36444


Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 8/31/99
                                         1 Year        5 Years        Inceptiono
                        CLASS A*          38.65         23.56            19.97
Before Deducting        CLASS B**         37.61          N/A             22.98
Maximum Sales Charge    CLASS C+          37.58         22.63            18.09
                        CLASS Y++         39.03         23.90            20.29

After Deducting         CLASS A*          32.41         22.42            19.09
Maximum Sales Charge    CLASS B**         32.61          N/A             22.65
                        CLASS C+          36.58         22.63            18.09



The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

o Inception: since commencement of issuance on May 10, 1993 for Class A, January 30, 1996 for Class B, July 22, 1992 for Class C shares and May 10, 1993 for Class Y shares.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

**  Maximum  contingent  deferred  sales  charge for Class B shares is 5% and is
    reduced  to  0%  after  six  years.   Class  B  shares  bear  ongoing  12b-1
    distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

ANNUAL REPORT

                                                                October 15, 1999

      PAINEWEBBER
      TACTICAL ALLOCATION FUND

      FUND PROFILE
      as of August 31, 1999

      INVESTMENT GOAL:
      total return consisting of long-term capital appreciation and current income.

      PORTFOLIO MANAGER:
      Kirk Barneby, Mitchell Hutchins Asset Management Inc.

      COMMENCEMENT:
      May 10, 1993 (Class A); January 30, 1986,  (Class B); July 22, 1992
      (Class C); May 10, 1993 (Class Y)

      DIVIDEND PAYMENTS:
      annually

Dear Shareholder,

     We are pleased to present you with the annual report for the PaineWebber Tactical Allocation Fund (the "Fund") for the fiscal year ended August 31, 1999.


MARKET REVIEW
--------------------------------------------------------------------------------

   For most of 1998 and the first quarter of 1999 the market was very narrow, focused primarily on large-capitalization growth companies. This was a highly unusual situation and we expected conditions to return to normal--i.e., near parity between growth and value styles. The market did briefly turn around in the second quarter, but only the most undervalued of the value stocks benefited before investors got concerned about the surge in commodity prices, and narrowness returned. However, for the 12 months ended August 31, 1999, the S&P 500 Index gained 39.81%.

   Despite gains in the broad market, individual stock performance varied widely. About two thirds of the stocks traded on the New York Stock Exchange have actually posted losses year to date. The market weakened at the end of the Fund's fiscal year, as investors became concerned about the possibility of the Federal Reserve again raising short-term interest rates. Technology and consumer cyclicals were the strongest sectors; the weakest sectors included healthcare, utilities and capital goods.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

   Management employs the Tactical Allocation Model (the "Model") to determine the Fund's asset mix between an equity portion designed to track the performance of the S&P 500 Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Model is a systematic, quantitative approach to calculating expected risk premiums -- the anticipated return advantage -- of stocks and bonds relative to cash. The decision process compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk premium (ERP) and bond risk premium (BRP) and, as a result, the portfolio's weighting, if any, in stocks and bonds.

                                                                   ANNUAL REPORT

CHARACTERISTICS*
                                                  8/31/99          2/28/99
--------------------------------------------------------------------------------
Stocks                                             100%             100%
Bonds                                                0%               0%
Cash                                                 0%               0%
Total Net Assets ($billion)                        $2.5             $2.0
Number of Securities                                465              465
Equity Risk Premium                                5.81             6.28
Bond Risk Premium                                  0.76             0.10
--------------------------------------------------------------------------------

   Historically, the ERP has averaged about five percentage points per year. If the ERP is 5.5% or greater, the Fund is fully invested in stocks. If the ERP falls below the 5.5% hurdle rate, it indicates that the expected return of the stock market does not fully compensate investors for the expected risk of owning stocks. Therefore, some or all of the Fund's assets would be shifted to bonds or cash, depending on the bond risk premium. For every 0.5% that the ERP drops below 5.5%, the Model would signal that another 25% of the Fund's assets must be shifted out of stocks.

   Historically, the BRP has averaged 0.5%. If this spread is 0.5% or greater, the fixed-income portion, if any, is invested in bonds; if the spread is less than 0.5%, any fixed-income portion is allocated to cash (the 30-day Treasury bill).


TOP FIVE EQUITY SECTORS**
As of 8/31/99                                 As of 2/28/99
--------------------------------------------------------------------------------
Technology                        25.2        Technology               20.3
Financial Services                16.6        Financial Services       18.2
Consumer Cyclical                 12.5        Consumer Cyclical        14.3
Healthcare                        11.2        Healthcare               12.5
Utilities                          9.7        Utilities                11.0
--------------------------------------------------------------------------------

   The Fund's Model attempts to outperform the S&P 500 Index over the long term with less volatility by shifting assets between stocks and bonds or cash. Of course, as with all investment disciplines, there is no guarantee the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.


 * Weightings represent percentages of portfolio assets as of August 31, 1999, except where noted otherwise.

** Weightings represent percentages of portfolio assets as of August 31, 1999, except where noted otherwise. Changes in sector weightings and stock holdings reflect changes in the S&P 500 Index.

ANNUAL REPORT


TOP TEN HOLDINGS*
As of 8/31/99                                As of 2/28/99
--------------------------------------------------------------------------------
Microsoft Corp.                  4.4         Microsoft Corp.                 3.7
General Electric Co.             3.4         General Electric Co.            3.3
Intel Corp.                      2.5         Intel Corp.                     2.0
IBM Corp.                        2.1         Merck & Co., Inc.               1.9
Cisco Systems, Inc.              2.0         Wal Mart Stores, Inc.           1.9
Wal Mart Stores, Inc.            1.8         Pfizer Inc.                     1.7
Lucent Technologies, Inc.        1.8         Exxon Corp.                     1.6
Exxon Corp.                      1.8         IBM Corp.                       1.6
Merck & Co., Inc.                1.5         Coca-Cola Co.                   1.6
Citigroup                        1.4         Cisco Systems, Inc.             1.5
--------------------------------------------------------------------------------


OUTLOOK
--------------------------------------------------------------------------------

   The economy continues to have positive momentum. Within the data set that we use in the Tactical Allocation discipline we have seen upward revisions of earnings estimates. Inflation as measured by the Consumer Price Index appears to be low and stable, running about 2.5% year-to-date versus its 30-year average rate of 5.5%. Short-term interest rates have not risen to a level that could choke off continued positive growth. In this environment, the equity risk premium in the Tactical model remains above the 5.5% hurdle rate that we require for stocks to be attractive to investors. Thus, the Fund continues to be fully invested in the equity market.



* Weightings represent percentages of portfolio assets as of August 31, 1999, except where noted otherwise. Changes in sector weightings and stock holdings reflect changes in the S&P 500 Index.

                                                                   ANNUAL REPORT

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Tactical Allocation Fund or another fund in the PaineWebber Family of Funds,1 please contact your Financial Advisor.


Sincerely,


/s/MARGO ALEXANDER
------------------
MARGO ALEXANDER
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.


/s/T. KIRKHAM BARNEBY
---------------------
T. KIRKHAM BARNEBY
Managing Director and Chief Investment Officer -
Quantitative Investments,
Mitchell Hutchins Asset Management Inc.


/s/BRIAN M. STORMS
------------------
BRIAN M. STORMS
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended August 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



1 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER TACTICAL ALLOCATION FUND





PERFORMANCE RESULTS (UNAUDITED)
                                           NET ASSET VALUE                              TOTAL RETURN1
                            --------------------------------------------     -----------------------------------
                                                                                 12 MONTHS          6 MONTHS
                              08/31/99        02/28/99          08/31/98      ENDED 08/31/99     ENDED 08/31/99
----------------------------------------------------------------------------------------------------------------------------
Class A Shares                 $31.79          $29.73            $23.55           38.65%               6.93%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares                  31.41           29.50             23.32           37.61                6.47
----------------------------------------------------------------------------------------------------------------------------
Class C Shares                  31.60           29.67             23.45           37.58                6.50
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                                   NET ASSET VALUE
                              -------------------------      CAPITAL GAINS      DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED         PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93              $12.90          $13.49          $ 0.0440        $ 0.1980                6.48%
----------------------------------------------------------------------------------------------------------------------------
1994                            13.49           12.20            0.9720          0.2340               (0.59)
----------------------------------------------------------------------------------------------------------------------------
1995                            12.20           15.16            1.0555          0.2407               35.12
----------------------------------------------------------------------------------------------------------------------------
1996                            15.16           18.21            0.0811          0.1358               21.53
----------------------------------------------------------------------------------------------------------------------------
1997                            18.21           23.73            0.1769          0.1204               32.00
----------------------------------------------------------------------------------------------------------------------------
1998                            23.73           29.52            0.5825          0.1745               27.77
----------------------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99               29.52           31.79             --               --                  7.69
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals: $ 2.9120        $ 1.1034
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 08/31/99:  215.74%
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                   NET ASSET VALUE
                             --------------------------      CAPITAL GAINS      DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED         PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
1/30/96-12/31/96               $15.54          $18.18          $ 0.0811        $ 0.0879               18.06%
----------------------------------------------------------------------------------------------------------------------------
1997                            18.18           23.63            0.1769          0.0116               31.05
----------------------------------------------------------------------------------------------------------------------------
1998                            23.63           29.32            0.5825          0.0177               26.77
----------------------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99               29.32           31.41             --               --                  7.13
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals: $ 0.8405        $ 0.1172
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 08/31/99:  110.11%
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES
                                   NET ASSET VALUE
                             ---------------------------     CAPITAL GAINS      DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED         PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
07/22/92-12/31/92              $12.00          $12.72          $ 0.0020        $ 0.0790                6.67%
----------------------------------------------------------------------------------------------------------------------------
1993                            12.72           13.51            0.0440          0.1340                7.64
----------------------------------------------------------------------------------------------------------------------------
1994                            13.51           12.23            0.9720          0.1300               (1.28)
----------------------------------------------------------------------------------------------------------------------------
1995                            12.23           15.20            1.0555          0.1259               34.09
----------------------------------------------------------------------------------------------------------------------------
1996                            15.20           18.26            0.0811          0.0008               20.66
----------------------------------------------------------------------------------------------------------------------------
1997                            18.26           23.75            0.1661            --                 31.01
----------------------------------------------------------------------------------------------------------------------------
1998                            23.75           29.49            0.5825          0.0034               26.78
----------------------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99               29.49           31.60             --               --                  7.15
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals: $ 2.9032        $ 0.4731
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 08/31/99:  226.39%
----------------------------------------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

   Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended August 31, 1999 and since inception, May 10, 1993 through August 31, 1999, Class Y shares have a total return of 39.03% and 221.13%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

   The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1999


       NUMBER OF
         SHARES                                                         VALUE
       ----------                                                     ----------

COMMON STOCKS--100.05%

AGRICULTURE, FOOD & BEVERAGE--3.89%
        149,271      Archer-Daniels-Midland Co. ..........      $     1,940,528
         66,150      Bestfoods Co. .......................            3,249,619
        102,200      Campbell Soup Co. ...................            4,515,962
        576,300      The Coca-Cola Co.(1) ................           34,469,944
         99,800      Coca-Cola Enterprises, Inc.(1) ......            2,838,063
        115,200      Conagra, Inc. .......................            2,822,400
         36,000      General Mills, Inc.(1) ..............            3,015,000
         84,150      Heinz, H. J. and Co. ................            3,928,753
         33,200      Hershey Foods Corp.(1) ..............            1,778,275
         95,100      Kellogg Co. .........................            3,381,994
         78,400      Nabisco Group Holdings Corp. ........            1,391,600
        345,200      PepsiCo, Inc. .......................           11,779,950
         56,200      Pioneer Hi-Bred International, Inc. .            2,198,825
         32,300      Quaker Oats Co. .....................            2,158,044
        213,400      Sara Lee Corp. ......................            4,734,812
         30,100      Supervalue, Inc.(1) .................              677,250
         77,700      Sysco Corp.(1) ......................            2,534,963
        133,638      Unilever N.V ........................            9,204,317
         27,600      Wrigley, Wm. Jr. Co.(1) .............            2,161,425
                                                                ---------------
                                                                     98,781,724
                                                                ---------------

AIRLINES--0.25%
         36,300      AMR Corp.* ..........................            2,128,087
         33,100      Delta Air Lines, Inc. ...............            1,681,894
        116,650      Southwest Airlines Co. ..............            1,946,597
         18,000      US Airways Group, Inc.* .............              554,625
                                                                ---------------
                                                                      6,311,203
                                                                ---------------

ALCOHOL--0.60%
        109,700      Anheuser-Busch Companies, Inc. ......            8,446,900
         16,200      Brown Forman Corp. ..................              951,750
          8,800      Coors Adolph Co. ....................              502,150
         99,700      Seagram Co. Ltd.(1) .................            5,290,331
                                                                ---------------
                                                                     15,191,131
                                                                ---------------

APPAREL, RETAIL--0.54%
        201,487      Gap, Inc. ...........................            7,883,184
         50,619      Limited, Inc. .......................            1,917,195
         16,700      Liz Claiborne, Inc. .................              613,725
         34,600      Nordstrom, Inc. .....................              979,613
         76,100      TJX Companies, Inc. .................            2,197,387
                                                                ---------------
                                                                     13,591,104
                                                                ---------------

APPAREL, TEXTILES--0.16%
         66,900      Nike, Inc. ..........................            3,094,125
         30,500      V. F. Corp. .........................            1,098,000
                                                                ---------------
                                                                      4,192,125
                                                                ---------------

BANKS--7.57%
         43,800      Amsouth Bancorporation(1) ...........              958,125
        177,300      Bank of New York Co. Inc. ...........            6,338,475
        274,343      Bank One Corp. ......................           11,008,013
        407,719      BankAmerica Corp. ...................           24,666,999
         69,800      BankBoston Corp. ....................            3,241,338
         73,900      BB&T Corp. ..........................            2,475,650
        197,340      The Chase Manhattan Corp. ...........           16,514,891
        791,140      Citigroup, Inc.(1) ..................           35,156,284
         36,900      Comerica, Inc.(1) ...................            1,921,106
         62,600      Fifth Third Bancorp(1) ..............            4,147,250
        225,704      First Union Corp. ...................            9,366,716
        153,800      Firstar Corp.(1) ....................            4,123,762
        133,832      Fleet Financial Group, Inc.(1) ......            5,328,186
         55,024      Huntington Bancshares, Inc. .........            1,647,281
         41,600      J.P. Morgan & Co., Inc. .............            5,374,200
        105,780      KeyCorp .............................            3,067,620
        122,000      Mellon Bank Corp. ...................            4,071,750
         37,000      Mercantile Bancorporation, Inc. .....            2,041,938
        147,400      National City Corp. .................            4,071,925
         25,900      Northern Trust Corp. ................            2,196,644
         71,000      PNC Bank Corp.(1) ...................            3,714,188
         53,700      Regions Financial Corp. .............            1,896,281
         24,800      Republic New York Corp. .............            1,720,500
         41,000      SouthTrust Corp. ....................            1,447,813
         37,800      State Street Corp. ..................            2,263,275
         42,000      Summit Bancorp, Inc. ................            1,401,750
         75,300      Suntrust Banks, Inc. ................            4,842,731
         64,650      Synovus Financial Corp. .............            1,220,269
         35,100      Union Planters Corp.(1) .............            1,480,781
        170,045      US Bancorp, Inc. ....................            5,250,139
         47,400      Wachovia Corp.(1) ...................            3,714,975
        385,260      Wells Fargo and Co.(1) ..............           15,338,164
                                                                ---------------
                                                                    192,009,019
                                                                ---------------

CHEMICALS--2.55%
         54,300      Air Products & Chemicals, Inc. ......            1,846,200
         19,400      Ashland, Inc. .......................              748,113
         26,900      Avery Dennison Corp. ................            1,476,137
         51,300      Dow Chemical Co. ....................            5,828,962
        228,400      DuPont (E.I.) de Nemours & Co. ......           14,474,850
         19,200      Eastman Chemical Co. ................              891,600
         31,400      Ecolab, Inc. ........................            1,179,463
         31,550      Engelhard Corp. .....................              629,028

PAINEWEBBER TACTICAL ALLOCATION FUND

       NUMBER OF
         SHARES                                                         VALUE
       ----------                                                     ----------

COMMON STOCKS--(CONTINUED)


CHEMICALS--(CONCLUDED)
          8,300      FMC Corp.* ..........................      $       483,475
         37,400      Goodyear Tire & Rubber Co.(1) .......            2,099,075
         14,700      Great Lakes Chemical Corp. ..........              605,456
         26,200      Hercules, Inc. ......................              853,138
         58,600      Illinois Tool Works, Inc.(1) ........            4,567,137
         21,385      Kerr-McGee Corp. ....................            1,197,560
         93,500      Minnesota Mining &
                       Manufacturing Co. .................            8,835,750
        148,300      Monsanto Co.(1) .....................            6,089,569
         15,600      Nalco Chemical Co. ..................              801,450
         41,000      PPG Industries, Inc.(1) .............            2,462,562
         37,400      Praxair, Inc. .......................            1,757,800
         49,720      Rohm & Haas Co. .....................            1,858,285
         19,613      Sealed Air Corp.*(1) ................            1,152,264
         41,400      Sherwin-Williams Co. ................            1,009,125
         45,100      Tenneco, Inc. .......................              907,638
         31,700      Union Carbide Corp. .................            1,802,937
         24,800      Vulcan Matls Company ................            1,057,100
                                                                ---------------
                                                                     64,614,674
                                                                ---------------

COMPUTER HARDWARE--8.80%
         37,700      Apple Computer, Inc.*(1) ............            2,459,925
         42,100      Cabletron Systems, Inc.* ............              707,806
        747,450      Cisco Systems, Inc.* ................           50,686,453
        398,962      Compaq Computer Corp. ...............            9,250,931
        593,500      Dell Computer Corp.*(1) .............           28,970,219
        236,800      EMC Corp.*(1) .......................           14,208,000
         36,800      Gateway, Inc.*(1) ...................            3,567,300
        237,600      Hewlett-Packard Co. .................           25,037,100
        424,600      IBM Corp. ...........................           52,889,237
         37,400      Ikon Office Solutions, Inc. .........              416,075
         30,400      Lehman Brothers Holdings, Inc. ......            1,634,000
         30,400      Lexmark International Group, Inc.* ..            2,394,000
         17,200      Network Appliance, Inc.* ............            1,129,825
         63,200      Pitney Bowes, Inc. ..................            3,728,800
         53,000      Seagate Technology, Inc.* ...........            1,758,938
         47,000      Silicon Graphics, Inc.* .............              537,563
        180,900      Sun Microsystems, Inc.*(1) ..........           14,381,550
         85,700      3Com Corp.* .........................            2,126,431
        155,200      Xerox Corp.(1) ......................            7,410,800
                                                                ---------------
                                                                    223,294,953
                                                                ---------------

COMPUTER SOFTWARE--5.66%
         14,500      Adobe Systems, Inc. .................            1,444,562
         55,500      BMC Software, Inc.* .................            2,986,594
        125,862      Computer Associates
                       International, Inc. ...............            7,111,203
         86,600      Compuware Corp.* ....................            2,614,237
      1,194,000      Microsoft Corp.* ....................          110,519,625
         79,500      Novell, Inc.* .......................            1,883,156
        336,968      Oracle Systems Corp.*(1) ............           12,299,332
         65,000      Parametric Technology Corp.* ........              910,000
         58,300      Peoplesoft, Inc.*(1) ................              823,488
         66,900      Unisys Corp.* .......................            2,876,700
                                                                ---------------
                                                                    143,468,897
                                                                ---------------

CONSTRUCTION--0.18%
         11,300      Armstrong World Industries, Inc.(1) .              548,756
         16,200      Centex Corp. ........................              455,625
         19,400      Fluor Corp. .........................              802,675
         80,700      Masco Corp. .........................            2,284,819
         15,500      Owens-Corning (ADR) .................              435,938
                                                                ---------------
                                                                      4,527,813
                                                                ---------------

CONSUMER DURABLES--0.19%
         21,700      Black & Decker Corp. ................            1,141,963
         22,700      Grainger, W.W., Inc. ................              988,869
         20,800      Maytag Corp. ........................            1,302,600
         18,200      Whirlpool Corp. .....................            1,286,512
                                                                ---------------
                                                                      4,719,944
                                                                ---------------

DEFENSE/AEROSPACE--1.12%
        128,700      Allied-Signal, Inc.(1) ..............            7,882,875
        227,378      Boeing Co. ..........................           10,303,066
         47,200      General Dynamics Corp. ..............            2,973,600
         26,400      Goodrich, B.F. Co. ..................              975,150
         93,660      Lockheed Martin Corp. ...............            3,465,420
         16,800      Northrop Grumman Corp.(1) ...........            1,218,000
         28,600      TRW Inc. ............................            1,558,700
                                                                ---------------
                                                                     28,376,811
                                                                ---------------

DIVERSIFIED RETAIL--2.68%
        103,600      Dayton Hudson Corp. .................            6,008,800
         27,100      Dillards Inc. .......................              636,850
         49,400      Federated Department
                       Stores, Inc.*(1) ..................            2,272,400
        118,600      K Mart Corp.*(1) ....................            1,489,913
         38,000      Kohls Corp.* ........................            2,707,500
         78,150      May Department Stores Co. ...........            3,052,734
         62,500      Penney (J.C.), Inc.(1) ..............            2,265,625
         89,900      Sears Roebuck & Co. .................            3,371,250
      1,040,300      Wal Mart Stores, Inc.(1) ............           46,098,294
                                                                ---------------
                                                                     67,903,366
                                                                ---------------

DRUGS & MEDICINE--7.59%
         15,700      Allergan, Inc. ......................            1,568,038

PAINEWEBBER TACTICAL ALLOCATION FUND

       NUMBER OF
         SHARES                                                         VALUE
       ----------                                                     ----------

COMMON STOCKS--(CONTINUED)


DRUGS & MEDICINE--(CONCLUDED)
        305,800      American Home Products Corp. ........      $    12,690,700
        119,700      Amgen, Inc.* ........................            9,957,544
        463,600      Bristol-Myers Squibb Co. ............           32,625,850
         64,050      Cardinal Health, Inc. ...............            4,083,187
        257,360      Lilly, Eli & Co. ....................           19,205,490
         65,649      McKesson HBOC, Inc.(1) ..............            2,043,325
        551,900      Merck & Co., Inc. ...................           37,080,781
        908,200      Pfizer, Inc. ........................           34,284,550
        118,690      Pharmacia & Upjohn, Inc. ............            6,201,552
        343,900      Schering-Plough Corp. ...............           18,076,244
         24,800      Sigma-Aldrich Corp. .................              799,800
        198,500      Warner Lambert Co. ..................           13,150,625
         23,400      Watson Pharmaceuticals, Inc.* .......              839,475
                                                                ---------------
                                                                    192,607,161
                                                                ---------------

ELECTRIC UTILITIES--2.18%
         44,200      AES Corp.(1) ........................            2,682,387
         32,700      Ameren Corp.(1) .....................            1,310,044
         46,400      American Electric Power, Inc.(1) ....            1,684,900
         36,900      Carolina Power & Light Co. ..........            1,342,237
         50,900      Central & South West Corp. ..........            1,151,612
         37,625      Cinergy Corp. .......................            1,142,859
         28,200      CMS Energy Corp.(1) .................            1,115,663
         52,400      Consolidated Edison Inc.(1) .........            2,305,600
         35,300      Constellation Energy Group, Inc. ....            1,045,763
         44,800      Dominion Resources, Inc. ............            2,072,000
         34,300      DTE Energy Co. ......................            1,352,706
         84,106      Duke Energy Corp. ...................            4,836,095
         80,200      Edison International, Inc. ..........            2,035,075
         57,700      Entergy Corp. .......................            1,720,181
         55,000      FirstEnergy Corp. ...................            1,570,937
         24,100      Florida Progress Corp. ..............            1,129,688
         42,100      FPL Group, Inc. .....................            2,273,400
         30,900      GPU Inc. ............................            1,054,463
         28,000      New Century Energies, Inc. ..........            1,011,500
         48,900      Niagara Mohawk Holdings, Inc.* ......              739,613
         37,500      Northern States Power Co. ...........              883,594
         70,800      PacifiCorp ..........................            1,446,975
         43,900      PECO Energy Co.(1) ..................            1,783,437
         38,300      PP&L Resources Inc. .................            1,072,400
         87,900      PG&E Corp.(1) .......................            2,664,469
         50,600      Public Service Enterprise
                       Group, Inc. .......................            2,074,600
         68,994      Reliant Energy, Inc. ................            1,910,271
         27,500      Sonat, Inc. .........................              993,438
        162,300      Southern Co.(1) .....................            4,392,244
         65,452      Texas Utilities Co. .................            2,646,715
         51,100      Unicom Corp. ........................            1,973,737
                                                                ---------------
                                                                     55,418,603
                                                                ---------------

ELECTRICAL EQUIPMENT--4.61%
         32,200      ADC Telecommunications Inc.* ........            1,193,413
         57,200      Corning, Inc. .......................            3,803,800
         33,800      Danaher Corp. .......................            1,985,750
         51,000      Dover Corp. .........................            1,973,063
         17,300      Eaton Corp.(1) ......................            1,695,400
         40,700      General Instrument Corp.* ...........            2,001,931
         20,700      Harris Corp. ........................              543,375
         29,800      Honeywell, Inc. .....................            3,382,300
         20,400      Johnson Controls, Inc. ..............            1,394,850
         20,900      KLA-Tencor Corp.* ...................            1,312,781
        711,430      Lucent Technologies, Inc.(1) ........           45,575,984
         11,500      Millipore Corp. .....................              434,125
        141,500      Motorola, Inc. ......................           13,053,375
        310,880      Nortel Networks Corp.(1) ............           12,765,510
         24,300      PE Corp. ............................            1,672,144
         35,300      Qualcomm Incorporated*(1) ...........            6,784,219
         79,000      Raytheon Co. ........................            5,381,875
         18,000      Scientific-Atlanta, Inc. ............              922,500
         62,800      Solectron Corp.* ....................            4,914,100
         91,800      Tellabs, Inc.* ......................            5,467,837
         40,400      Thermo Electron Corp.* ..............              641,350
                                                                ---------------
                                                                    116,899,682
                                                                ---------------

ELECTRICAL POWER--0.49%
         23,600      Cooper Industries, Inc. .............            1,224,250
         10,600      Cummins Engine Co., Inc. ............              628,050
        102,200      Emerson Electric Co. ................            6,400,275
         14,700      Phelps Dodge Corp. ..................              822,281
         44,900      Rockwell International Corp. ........            2,654,713
         15,100      Thomas & Betts Corp. ................              679,500
                                                                ---------------
                                                                     12,409,069
                                                                ---------------

ENERGY RESERVES & PRODUCTION--5.09%
         22,700      Amerada Hess Corp. ..................            1,408,819
         29,700      Anadarko Petroleum Corp. ............            1,009,800
         27,100      Apache Corp. ........................            1,233,050
         75,700      Atlantic Richfield Co. ..............            6,656,869
         43,200      Burlington Resources, Inc. ..........            1,806,300
        152,900      Chevron Corp. .......................           14,105,025
        567,100      Exxon Corp. .........................           44,730,012
        182,700      Mobil Corp. .........................           18,703,912
         84,300      Occidental Petroleum Corp. ..........            1,828,256
         59,800      Phillips Petroleum Co.(1) ...........            3,049,800
        501,600      Royal Dutch Petroleum Co. ADR .......           31,036,500
         60,736      Union Pacific Resources
                       Group, Inc. .......................            1,089,452
         57,100      Unocal Corp. ........................            2,391,063
                                                                ---------------
                                                                    129,048,858
                                                                ---------------

PAINEWEBBER TACTICAL ALLOCATION FUND





       NUMBER OF
         SHARES                                                         VALUE
       ----------                                                     ----------

COMMON STOCKS--(CONTINUED)


ENTERTAINMENT--0.55%
        143,000      Carnival Corp. ......................      $     6,390,312
         17,500      King World Productions, Inc.* .......              667,188
        161,598      Viacom, Inc., Class B*(1) ...........            6,797,216
                                                                ---------------
                                                                     13,854,716
                                                                ---------------

ENVIRONMENTAL SERVICES--0.15%
         45,500      Allied Waste Industries Inc.* .......              580,125
        143,257      Waste Management, Inc. ..............            3,124,793
                                                                ---------------
                                                                      3,704,918
                                                                ---------------

FINANCIAL SERVICES--6.15%
        105,500      American Express Co.(1) .............           14,506,250
         59,950      AON Corp. ...........................            2,000,831
        170,490      Associates First Capital Corp. ......            5,849,938
         23,000      Block, H&R, Inc.(1) .................            1,279,375
         46,300      Capital One Financial Corp. .........            1,747,825
        175,821      Cendant Corp.*(1) ...................            3,153,789
         27,500      Countrywide Credit Industries, Inc. .              883,438
        161,600      Federal Home Loan
                       Mortgage Corp.(1) .................            8,322,400
        239,100      Federal National Mortgage
                     Association .........................           14,854,087
        764,700      General Electric Co. ................           85,885,369
        112,345      Household International, Inc. .......            4,241,024
         61,250      Marsh & McLennan Cos., Inc. .........            4,459,766
        187,350      MBNA Corp. ..........................            4,625,203
         33,150      Providian Financial Corp. ...........            2,573,269
         38,400      SLM Holding Corp.(1) ................            1,696,800
                                                                ---------------
                                                                    156,079,364
                                                                ---------------

FOOD RETAIL--0.63%
         98,682      Albertson's, Inc. ...................            4,730,568
        194,200      Kroger Co.* .........................            4,490,875
        116,400      Safeway, Inc.* ......................            5,419,875
         36,000      Winn Dixie Stores, Inc. .............            1,224,000
                                                                ---------------
                                                                     15,865,318
                                                                ---------------

FOREST PRODUCTS, PAPER--0.95%
         13,700      Bemis, Inc. .........................              519,744
         14,700      Boise Cascade Corp. .................              534,712
         23,400      Champion International Corp.(1) .....            1,287,000
         52,400      Fort James Corp.(1) .................            1,689,900
         40,800      Georgia-Pacific Group(1) ............            1,688,100
         96,528      International Paper Co.(1) ..........            4,542,849
        124,520      Kimberly Clark Corp. ................            7,089,857
         29,100      Louisiana Pacific Corp. .............              538,350
         24,300      Mead Corp. ..........................              906,694
         13,700      Temple-Inland, Inc. .................              849,400
         25,700      Westvaco Corp. ......................              673,019
         47,500      Weyerhaeuser Co.(1) .................            2,671,875
         26,800      Willamette Industries, Inc.(1) ......            1,061,950
                                                                ---------------
                                                                     24,053,450
                                                                ---------------

FREIGHT, AIR, SEA & LAND--0.14%
         70,100      FDX Corp.* ..........................            2,974,869
         87,500      Laidlaw, Inc. .......................              546,875
                                                                ---------------
                                                                      3,521,744
                                                                ---------------

GAS UTILITY--0.17%
         19,700      Columbia Energy Group ...............            1,163,531
         22,900      Consolidated Natural Gas Co. ........            1,458,444
         12,800      NICOR, Inc. .........................              495,200
         57,311      Sempra Energy(1) ....................            1,278,752
                                                                ---------------
                                                                      4,395,927
                                                                ---------------

HEAVY MACHINERY--0.12%
         18,000      Case Corp. ..........................              888,750
         55,600      Deere & Co. .........................            2,161,450
                                                                ---------------
                                                                      3,050,200
                                                                ---------------

HOTELS--0.16%
         31,250      Harrah's Entertainment, Inc.* .......              703,125
         62,700      Hilton Hotels Corp. .................              768,075
         58,700      Marriott International, Inc. ........            2,010,475
         48,900      Mirage Resorts, Inc.* ...............              638,756
                                                                ---------------
                                                                      4,120,431
                                                                ---------------

HOUSEHOLD PRODUCTS--2.51%
         15,900      Alberto Culver Co. ..................              404,456
         61,600      Avon Products, Inc. .................            2,702,700
         55,600      Clorox Co. ..........................            2,515,900
        136,900      Colgate-Palmolive Co. ...............            7,324,150
         40,100      Fortune Brands, Inc.(1) .............            1,503,750
        259,600      Gillette Co. ........................           12,103,850
         26,100      International Flavors
                       and Fragrances ....................            1,063,575
         12,500      National Service Industries, Inc. ...              400,000
         66,857      Newell Rubbermaid, Inc.(1) ..........            2,741,137
        310,400      Procter & Gamble Co.(1) .............           30,807,200
         77,400      Ralston Purina Co.(1) ...............            2,128,500
                                                                ---------------
                                                                     63,695,218
                                                                ---------------

INDUSTRIAL PARTS--0.91%
         83,400      Caterpillar, Inc.(1) ................            4,722,525
         17,900      Crane Co. ...........................              430,719
         44,050      Genuine Parts Co.(1) ................            1,271,944

PAINEWEBBER TACTICAL ALLOCATION FUND

       NUMBER OF
         SHARES                                                         VALUE
       ----------                                                     ----------

COMMON STOCKS--(CONTINUED)


INDUSTRIAL PARTS--(CONCLUDED)
         39,550      Ingersoll Rand Co. ..................      $     2,516,368
         23,900      ITT Industries, Inc. ................              808,119
         32,566      Pall Corp. ..........................              647,249
         26,000      Parker-Hannifin Corp. ...............            1,137,500
         17,750      Snap-On, Inc. .......................              600,172
         23,200      Stanley Works .......................              611,900
         35,400      Textron, Inc.(1) ....................            2,858,550
        112,800      United Technologies Corp.(1) ........            7,458,900
                                                                ---------------
                                                                     23,063,946
                                                                ---------------

INDUSTRIAL SERVICES/SUPPLIES--0.89%
        134,178      Delphi Automotive Systems Corp. .....            2,515,838
         19,500      Ryder Systems, Inc. .................              430,219
        193,676      Tyco International Ltd. .............           19,621,844
                                                                ---------------
                                                                     22,567,901
                                                                ---------------

INFORMATION & COMPUTER SERVICES--2.18%
        254,100      America Online Inc.* ................           23,202,506
        143,500      Automatic Data Processing, Inc. .....            5,641,344
         34,600      Ceridian Corp.* .....................              968,800
         37,300      Computer Sciences Corp.* ............            2,580,694
         39,200      Dun & Bradstreet Corp. ..............            1,026,550
        114,900      Electronic Data Systems Corp.(1) ....            6,448,762
         34,700      Equifax, Inc. .......................            1,058,350
        101,100      First Data Corp. ....................            4,448,400
         74,600      IMS Health, Inc. ....................            2,060,825
         65,700      Interpublic Group Co., Inc.(1) ......            2,603,363
         41,700      Omnicom Group, Inc. .................            3,143,137
         57,750      Paychex, Inc. .......................            1,700,016
          6,900      Shared Medical System Corp. .........              387,694
                                                                ---------------
                                                                     55,270,441
                                                                ---------------

LEISURE--0.37%
         23,100      Brunswick Corp. .....................              590,494
         76,300      Eastman Kodak Co. ...................            5,603,281
         47,150      Hasbro, Inc. ........................            1,152,228
         99,083      Mattel, Inc.(1) .....................            2,111,707
                                                                ---------------
                                                                      9,457,710
                                                                ---------------

LIFE INSURANCE--0.82%
         33,397      Aetna Life & Casualty Co. ...........            2,596,617
         62,400      AFLAC, Inc. .........................            2,804,100
         58,588      American General Corp. ..............            4,159,748
         48,500      CIGNA Corp. .........................            4,355,906
         76,962      Conseco, Inc. .......................            1,847,088
         47,100      Lincoln National Corp. ..............            2,207,813
         32,400      Torchmark, Inc. .....................              923,400
         55,957      Unumprovident Corp. .................            2,017,949
                                                                ---------------
                                                                     20,912,621
                                                                ---------------

LONG DISTANCE & PHONE COMPANIES--7.12%
        256,100      Ameritech Corp. .....................           16,166,312
        744,597      AT&T Corp.(1) .......................           33,506,865
        362,504      Bell Atlantic Corp. .................           22,203,370
        441,800      BellSouth Corp. .....................           19,991,450
         33,450      Centurytel Inc. .....................            1,315,003
         41,000      Frontier Corp. ......................            1,719,438
        226,900      GTE Corp. ...........................           15,571,012
        435,387      MCI WorldCom, Inc.*(1) ..............           32,980,565
        459,202      SBC Communications, Inc.(1) .........           22,041,696
        202,300      Sprint Corp. ........................            8,977,063
        118,371      U.S. West, Inc. .....................            6,184,885
                                                                ---------------
                                                                    180,657,659
                                                                ---------------

MEDIA--2.42%
        167,300      CBS Corp.*(1) .......................            7,863,100
         77,600      Clear Channel Communications*(1) ....            5,436,850
        173,900      Comcast Corp., Class A(1) ...........            5,673,487
        482,600      Disney, Walt Co.(1) .................           13,392,150
        141,800      Mediaone Group, Inc.*(1) ............            9,323,350
         13,700      Meredith Corp. ......................              475,219
        278,300      Time Warner, Inc.(1) ................           16,506,669
         27,900      Tribune Co. .........................            2,603,419
                                                                ---------------
                                                                     61,274,244
                                                                ---------------

MEDICAL PRODUCTS--3.02%
        354,800      Abbott Laboratories .................           15,389,450
         24,200      Alza Corp.* .........................            1,219,075
         12,700      Bard, C.R., Inc. ....................              592,138
         13,800      Bausch & Lomb, Inc. .................              911,662
         68,300      Baxter International, Inc. ..........            4,580,369
         59,000      Becton, Dickinson & Co. .............            1,659,375
         26,800      Biomet, Inc. ........................              958,100
         92,800      Boston Scientific Corp.* ............            3,149,400
         70,600      Guidant Corp. .......................            4,143,337
        314,200      Johnson & Johnson(1) ................           32,126,950
         18,100      Mallinckrodt Group, Inc. ............              580,331
        136,200      Medtronic, Inc. .....................           10,657,650
         20,500      St. Jude Medical, Inc.* .............              743,125
                                                                ---------------
                                                                     76,710,962
                                                                ---------------

MEDICAL PROVIDERS--0.43%
        133,227      Columbia/HCA Healthcare Corp. .......            3,280,715
         27,700      HCR Manor Care, Inc.* ...............              541,881
         99,200      HEALTHSOUTH Corp.* ..................              812,200
         42,600      Humana, Inc.* .......................              386,062
         65,200      Service Corp. International(1) ......              900,575
         74,100      Tenet Healthcare Corp.* .............            1,292,119

PAINEWEBBER TACTICAL ALLOCATION FUND

       NUMBER OF
         SHARES                                                         VALUE
       ----------                                                     ----------


COMMON STOCKS--(CONTINUED)


MEDICAL PROVIDERS--(CONCLUDED)
         40,700      United Healthcare Corp.(1) ..........      $     2,475,069
         15,800      Wellpoint Health Networks, Inc.* ....            1,151,425
                                                                ---------------
                                                                     10,840,046
                                                                ---------------

MINING & METALS--0.56%
         55,400      Alcan Aluminum Ltd.(1) ..............            1,821,275
         86,600      Alcoa, Inc. .........................            5,591,112
         48,580      Allegheny Teldyne, Inc. .............              907,839
         31,700      Crown Cork & Seal, Inc. .............              842,031
         26,900      Cyprus Amax Minerals Co. ............              455,619
         46,800      Inco Ltd. ...........................              959,400
         21,500      Nucor Corp.(1) ......................            1,001,094
         38,200      Owens Illinois, Inc.* ...............              945,450
         16,300      Reynolds Metals Co. .................            1,031,994
         25,300      USX-U.S. Steel Group, Inc. ..........              683,100
                                                                ---------------
                                                                     14,238,914
                                                                ---------------

MOTOR VEHICLES--1.13%
         20,800      Cooper Tire & Rubber Co. ............              395,200
         39,800      DANA Corp.(1) .......................            1,733,788
        283,700      Ford Motor Co. ......................           14,787,862
        152,000      General Motors Corp. ................           10,051,000
         16,000      Navistar International Corp.* .......              778,000
         18,730      Paccar, Inc. ........................            1,032,491
                                                                ---------------
                                                                     28,778,341
                                                                ---------------

OIL REFINING--1.12%
         50,200      Coastal Corp. .......................            2,174,288
        152,500      Conoco Incorporated .................            4,098,437
        163,600      Enron Corp. .........................            6,850,750
         23,792      Sunoco, Inc. ........................              774,727
        125,500      Texaco, Inc.(1) .....................            7,969,250
         73,000      USX-Marathon Group ..................            2,272,125
        100,800      Williams Co., Inc.(1) ...............            4,158,000
                                                                ---------------
                                                                     28,297,577
                                                                ---------------

OIL SERVICES--0.66%
         76,860      Baker Hughes, Inc. ..................            2,613,240
        103,200      Halliburton Co. .....................            4,785,900
         16,000      McDermott International, Inc. .......              361,000
         21,700      Rowan Co., Inc.* ....................              404,162
        128,500      Schlumberger Ltd. ...................            8,577,375
                                                                ---------------
                                                                     16,741,677
                                                                ---------------

OTHER INSURANCE--2.24%
        188,384      Allstate Corp. ......................            6,181,350
        361,178      American International Group, Inc. ..           33,476,686
         41,500      Chubb Corp. .........................            2,373,281
         39,200      Cincinnati Financial Corp. ..........            1,553,300
         53,200      Hartford Financial Services
                       Group, Inc. .......................            2,417,275
         24,625      Jefferson-Pilot Corp. ...............            1,643,719
         26,900      Loews Corp. .........................            2,111,650
         23,800      MBIA Inc. ...........................            1,234,625
         25,700      MGIC Investment Corp. ...............            1,116,344
         33,200      SAFECO Corp. ........................            1,182,750
         54,664      St. Paul Co., Inc. ..................            1,752,664
         17,000      The Progressive Corp. ...............            1,734,000
                                                                ---------------
                                                                     56,777,644
                                                                ---------------

PRECIOUS METALS--0.18%
         89,800      Barrick Gold Corp. ..................            1,739,875
         38,500      Freeport-McMoran
                     Copper & Gold, Inc. .................              618,406
         65,000      Homestake Mining Co. ................              552,500
         40,576      Newmont Mining Corp. ................              829,272
         78,500      Placer Dome, Inc. ...................              814,438
                                                                ---------------
                                                                      4,554,491
                                                                ---------------

PUBLISHING--0.57%
         17,600      American Greetings Corp., Class A ...              487,300
         19,800      Deluxe Corp. ........................              674,438
         32,300      Donnelley, R.R. & Sons Co. ..........            1,013,412
         22,100      Dow Jones & Co., Inc. ...............            1,110,525
         64,800      Gannett, Inc.(1) ....................            4,402,350
         18,200      Harcourt General, Inc. ..............              797,388
         19,000      Knight Ridder, Inc.(1) ..............            1,024,812
         46,100      McGraw-Hill Companies, Inc. .........            2,382,794
         41,900      New York Times Co., Class A .........            1,636,719
         17,700      Times Mirror Co.(1) .................            1,022,175
                                                                ---------------
                                                                     14,551,913
                                                                ---------------

RAILROADS--0.47%
        111,066      Burlington Northern Santa Fe, Inc. ..            3,220,914
         51,500      CSX Corp.(1) ........................            2,249,906
         26,700      Kansas City Southern
                     Industries, Inc. ....................            1,236,544
         88,700      Norfolk Southern Corp. ..............            2,322,831
         58,200      Union Pacific Corp. .................            2,833,613
                                                                ---------------
                                                                     11,863,808
                                                                ---------------

RESTAURANTS--0.63%
         32,900      Darden Restaurants, Inc. ............              514,063
        316,100      McDonalds Corp.(1) ..................           13,078,637
         36,220      Tricon Global Restaurants, Inc.* ....            1,471,437
         29,900      Wendy's International, Inc. .........              837,200
                                                                ---------------
                                                                     15,901,337
                                                                ---------------
12

PAINEWEBBER TACTICAL ALLOCATION FUND


       NUMBER OF
         SHARES                                                         VALUE
       ----------                                                     ----------

COMMON STOCKS--(CONCLUDED)


SECURITIES & ASSET MANAGEMENT--1.16%
         31,645      Bear Stearns Co., Inc.(1) ...........      $     1,317,223
        192,500      Charles Schwab Corp.(1) .............            7,603,750
         62,200      Franklin Resources, Inc.(1) .........            2,235,313
         88,100      Merrill Lynch & Co., Inc. ...........            6,574,463
        135,000      Morgan Stanley Dean Witter & Co. ....           11,584,687
                                                                ---------------
                                                                     29,315,436
                                                                ---------------

SEMICONDUCTOR--3.68%
         36,900      Advanced Micro Devices, Inc.* .......              763,369
         87,600      Applied Materials, Inc.* ............            6,225,075
        776,500      Intel Corp.(1) ......................           63,818,593
         33,900      LSI Logic Corp.* ....................            1,923,825
         58,900      Micron Technology, Inc.* ............            4,391,731
         40,100      National Semiconductor Corp.* .......            1,130,319
        183,500      Texas Instruments, Inc. .............           15,058,469
                                                                ---------------
                                                                     93,311,381
                                                                ---------------

SPECIALTY RETAIL--2.12%
         36,400      Autozone, Inc.*(1) ..................              866,775
         47,800      Best Buy Company Inc.* ..............            3,357,950
         47,200      Circuit City Stores, Inc. ...........            2,029,600
         26,700      Consolidated Stores Corp.* ..........              430,537
         51,408      Costco Wholesale Corporation(1) .....            3,842,748
         92,100      CVS Corp. ...........................            3,839,419
         52,093      Dollar General Corp.(1) .............            1,354,418
        346,200      Home Depot, Inc.(1) .................           21,161,475
         87,100      Lowe's Companies, Inc. ..............            3,941,275
         89,200      Office Depot Inc.* ..................              931,025
         62,100      Rite Aid Corp.(1) ...................            1,148,850
        109,400      Staples Inc.* .......................            2,379,450
         45,400      Tandy Corp.(1) ......................            2,145,150
         60,500      Toys R Us, Inc.* ....................              835,656
        234,000      Walgreen Co.(1) .....................            5,425,875
                                                                ---------------
                                                                     53,690,203
                                                                ---------------




THRIFT--0.22%
         13,500      Golden West Financial Corp. .........      $     1,225,969
        137,775      Washington Mutual, Inc.(1) ..........            4,374,356
                                                                ---------------
                                                                      5,600,325
                                                                ---------------

TOBACCO--0.88%
        562,600      Philip Morris Co., Inc. .............           21,062,337
         42,100      UST Inc. ............................            1,334,044
                                                                ---------------
                                                                     22,396,381
                                                                ---------------

WIRELESS TELECOMMUNICATIONS--0.59%
         71,800      Alltel Corp. ........................            4,855,475
         69,700      Nextel Communications, Inc.*(1) .....            4,029,531
        103,200      Sprint Corp.*(1) ....................            6,166,200
                                                                ---------------
                                                                     15,051,206
                                                                ---------------
Total Common Stocks
 (cost--$1,982,135,503)--100.05% .........................        2,537,533,587
Liabilities in excess of other assets--(0.05)% ...........           (1,346,603)
                                                                ---------------
Net Assets--100.00% ......................................      $ 2,536,186,984
                                                                ---------------
----------
*  Non-Income producing security.
(1)   Security, or a portion thereof, was on loan at August 31, 1999.
ADR American Depositary Receipt.


                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND





STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 1999



ASSETS
Investments in securities, at value (cost--$1,982,135,503) ..................................................        $2,537,533,587
Investments of cash collateral received for securities loaned, at value (cost--$418,693,932) ................           418,693,932
Receivable for shares of beneficial interest sold ...........................................................             8,314,169
Dividends and interest receivable ...........................................................................             5,262,401
Receivable for investments sold .............................................................................               430,745
Other assets ................................................................................................               133,065
                                                                                                                    ---------------
Total assets ................................................................................................         2,970,367,899
                                                                                                                    ---------------

LIABILITIES
Collateral for securities loaned ............................................................................           418,693,932
Payable for investments purchased ...........................................................................             6,269,634
Payable for shares of beneficial interest repurchased .......................................................             3,576,351
Payable to affiliates .......................................................................................             2,554,366
Due to custodian ............................................................................................             1,046,370
Accrued expenses and other liabilities ......................................................................             2,040,262
                                                                                                                    ---------------
Total liabilities ...........................................................................................           434,180,915
                                                                                                                    ---------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized) .........................................         1,957,435,222
Distributions in excess of net investment income ............................................................                (3,585)
Accumulated net realized gains from investment transactions .................................................            23,357,263
Net unrealized appreciation of investments ..................................................................           555,398,084
                                                                                                                    ---------------
Net assets ..................................................................................................       $ 2,536,186,984
                                                                                                                    ---------------

CLASS A:
Net assets ..................................................................................................       $   702,579,645
                                                                                                                    ---------------
Shares outstanding ..........................................................................................            22,102,625
                                                                                                                    ---------------
Net asset value and redemption value per share ..............................................................                $31.79
                                                                                                                    ---------------
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price) .............                $33.29
                                                                                                                    ---------------

CLASS B:
Net assets ..................................................................................................       $   964,933,386
                                                                                                                    ---------------
Shares outstanding ..........................................................................................            30,716,349
                                                                                                                    ---------------
Net asset value and offering price per share ................................................................                $31.41
                                                                                                                    ---------------

CLASS C:
Net assets ..................................................................................................       $   738,780,500
                                                                                                                    ---------------
Shares outstanding ..........................................................................................            23,378,341
                                                                                                                    ---------------
Net asset value and offering price per share ................................................................                $31.60
                                                                                                                    ---------------

CLASS Y:
Net assets ..................................................................................................       $   129,893,453
                                                                                                                    ---------------
Shares outstanding ..........................................................................................             4,059,915
                                                                                                                    ---------------
Net asset value, offering price and redemption value per share ..............................................                $31.99
                                                                                                                    ---------------




                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND





STATEMENT OF OPERATIONS


                                                                     FOR THE
                                                                   YEAR ENDED
                                                                 AUGUST 31, 1999
                                                                 ---------------
INVESTMENT INCOME:
Dividends and interest (net of foreign
  withholding tax of $341,492) ..............................     $  28,175,771
                                                                  -------------

EXPENSES:
Investment advisory and administration ......................         9,214,743
Service fees--Class A .......................................         1,365,214
Service and distribution fees--Class B ......................         7,645,352
Service and distribution fees--Class C ......................         6,022,973
Transfer agency .............................................         1,043,774
Custody and accounting ......................................           957,031
Federal and state registration ..............................           310,712
Reports and notices to shareholders .........................           209,947
Legal and audit .............................................           116,892
Interest expense ............................................           111,275
Trustees' fees ..............................................            13,500
Other expenses ..............................................            40,268
                                                                  -------------
                                                                     27,051,681
Less: Fee waiver from adviser ...............................           (74,037)
                                                                  -------------
Net expenses ................................................        26,977,644
                                                                  -------------
Net investment income .......................................         1,198,127
                                                                  -------------

REALIZED AND UNREALIZED GAINS
  FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions .............        35,156,348
Net change in unrealized appreciation of investments ........       489,874,969
                                                                  -------------
NET REALIZED AND UNREALIZED GAINS
  FROM INVESTMENT ACTIVITIES ................................       525,031,317
                                                                  -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .................................     $ 526,229,444
                                                                  -------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND





STATEMENT OF CHANGES IN NET ASSETS


                                                                                                            FOR THE YEARS
                                                                                                          ENDED AUGUST 31,
                                                                                                 -----------------------------------
                                                                                                       1999               1998
                                                                                                 ---------------    ----------------

FROM OPERATIONS:
Net investment income ........................................................................   $     1,198,127    $     2,567,936
Net realized gains from investment transactions ..............................................        35,156,348         24,149,522
Net change in unrealized appreciation/depreciation of investments ............................       489,874,969        (37,398,869)
                                                                                                 ---------------    ---------------
Net increase (decrease) in net assets resulting from operations ..............................       526,229,444        (10,681,411)
                                                                                                 ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A ...............................................................        (2,724,561)        (1,100,266)
Net investment income--Class B ...............................................................          (401,698)          (149,598)
Net investment income--Class C ...............................................................           (61,213)              --
Net investment income--Class Y ...............................................................          (774,047)          (333,893)
Net realized gains from investment transactions--Class A .....................................        (9,094,882)        (1,616,587)
Net realized gains from investment transactions--Class B .....................................       (13,219,722)        (2,281,367)
Net realized gains from investment transactions--Class C .....................................       (10,487,215)        (1,955,927)
Net realized gains from investment transactions--Class Y .....................................        (1,917,018)          (357,325)
                                                                                                 ---------------    ---------------
Total dividends and distributions to shareholders ............................................       (38,680,356)        (7,794,963)
                                                                                                 ---------------    ---------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .........................................................     1,246,391,035        883,807,510
Cost of shares repurchased ...................................................................      (530,096,507)      (256,918,262)
Proceeds from dividends reinvested ...........................................................        36,391,184          7,433,176
                                                                                                 ---------------    ---------------

Net increase in net assets from beneficial interest transactions .............................       752,685,712        634,322,424
                                                                                                 ---------------    ---------------
Net increase in net assets ...................................................................     1,240,234,800        615,846,050

NET ASSETS:
Beginning of year ............................................................................     1,295,952,184        680,106,134
                                                                                                 ---------------    ---------------
End of year (including undistributed net investment income of $2,320,658
  at August 31, 1998) ........................................................................   $ 2,536,186,984    $ 1,295,952,184
                                                                                                 ---------------    ---------------




                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

    Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

    The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Trust's board determines that this does not represent fair value.

    REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS



    Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

    DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At August 31, 1999, the Fund owed Mitchell Hutchins $957,372 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended August 31, 1999, Mitchell Hutchins waived $74,037.

    For the year ended August 31, 1999, the Fund paid $3,571 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

    Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At August 31, 1999, the Fund owed Mitchell Hutchins $1,579,414 in service and distribution fees.

    Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended August 31, 1999, it earned $7,097,653 in sales charges.

TRANSFER AGENCY SERVICE FEES

    PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the year ended August 31, 1999, PaineWebber received from PFPC, Inc., not the Fund, approximately 55% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

    The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued

NOTES TO FINANCIAL STATEMENTS



interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended August 31, 1999, the Fund earned $371,252 for lending its securities and PaineWebber earned $176,811 in compensation as the Fund's lending agent. At August 31, 1999, the Fund owed PaineWebber $17,580 in compensation.

    As of August 31, 1999, the Fund held cash and/or cash equivalents having an aggregate value of $418,693,932 as collateral for portfolio securities loaned having a market value of $403,252,113. The cash collateral was invested in the following money market funds and time deposits:

   NUMBER OF
    SHARES/
   PRINCIPAL
    AMOUNT
     (000)                                                                                                                VALUE
  ----------                                                                                                          -------------
    $ 75,000    Dresdner Bank AG, Cayman Island Time Deposit, 5.500%, due 09/01/99 .............................       $ 75,000,000
          11    Janus Money Market Institutional Shares ........................................................             11,728
      44,085    Liquid Assets Portfolio ........................................................................         44,084,892
     274,530    Mitchell Hutchins Private Money Market Fund LLC ................................................        274,530,064
          67    Prime Money Market Portfolio ...................................................................             67,248
      25,000    State Street Bank &Trust Co., Cayman Island Time Deposit, 5.563%, due 09/01/99 .................         25,000,000
                                                                                                                       ------------
Total investments of cash collateral received for securities loaned (cost-- $418,693,932) ......................       $418,693,932
                                                                                                                       ------------

BANK LINE OF CREDIT

    The Fund may borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit") and may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for, temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

    Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 1999, the Fund did not borrow under the Facility and had an average daily amount of borrowing outstanding under the Line of Credit of $2,498,080 with a related weighted average annualized interest rate of 5.79%.

NOTES TO FINANCIAL STATEMENTS



INVESTMENTS IN SECURITIES
    For federal income tax purposes, the cost of securities owned at August 31, 1999 was substantially the same as the cost of securities for financial statement purposes.
    At August 31, 1999, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having an excess
            of value over cost) ................................   $619,956,261
          Gross depreciation (investments having an excess
            of cost over value) ................................    (64,558,177)
                                                                   ------------
          Net unrealized appreciation of investments ...........   $555,398,084
                                                                   ------------

    For the year ended August 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

          Purchases ............................................   $844,522,763
          Sales ................................................   $128,202,155

FEDERAL TAX STATUS

    The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

    To reflect reclassifications for the Tactical Allocation Fund arising from permanent "book/tax" differences for the year ended August 31, 1999, distributions in excess of net investment income was decreased by $439,149, accumulated net realized gains from investment transactions were decreased by $432,247 and beneficial interest was decreased by $6,902.

BENEFICIAL INTEREST

    There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                                         CLASS A                           CLASS B
YEAR ENDED                    -----------------------------     ------------------------------
AUGUST 31, 1999:                  SHARES           AMOUNT          SHARES            AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ...............      12,182,274    $ 368,812,546       15,261,028    $ 456,532,117
Shares repurchased ........      (5,539,275)    (165,933,961)      (5,108,195)    (152,010,284)
Shares converted from
  Class B to Class A ......         604,844       18,219,358         (610,505)     (18,219,358)
Dividends reinvested ......         404,414       11,287,184          461,158       12,787,918
                              -------------    -------------    -------------    -------------
Net increase ..............       7,652,257    $ 232,385,127       10,003,486    $ 299,090,393
                              -------------    -------------    -------------    -------------

Shares sold ...............       9,221,547    $ 238,313,556       12,709,779    $ 325,991,212
Shares repurchased ........      (3,202,931)     (81,610,480)      (2,322,552)     (60,350,902)
Shares converted from
  Class B to Class A ......         637,860       14,988,357         (634,160)     (14,988,357)
Dividends reinvested ......         111,953        2,570,453           99,977        2,285,483
                              -------------    -------------    -------------    -------------
Net increase ..............       6,768,429    $ 174,261,886        9,853,044    $ 252,937,436
                              -------------    -------------    -------------    -------------


                                         CLASS C                           CLASS Y
YEAR ENDED                    -----------------------------     ------------------------------
AUGUST 31, 1998:                  SHARES           AMOUNT          SHARES            AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ...............      11,064,843    $ 332,735,375        2,872,510    $  88,310,997
Shares repurchased ........      (5,015,265)    (149,378,433)      (2,051,185)     (62,773,829)
Shares converted from
  Class B to Class A ......            --               --               --               --
Dividends reinvested ......         364,581       10,171,796           76,472        2,144,286
                              -------------    -------------    -------------    -------------
Net increase ..............       6,414,159    $ 193,528,738          897,797    $  27,681,454
                              -------------    -------------    -------------    -------------

Shares sold .........             9,692,236    $ 251,254,120        2,647,231    $  68,248,622
Shares repurchased ..            (3,317,661)     (85,764,520)      (1,148,127)     (29,192,360)
Shares converted from
  Class B to Class A                   --               --               --               --
Dividends reinvested                 82,162        1,888,083           29,898          689,157
                              -------------    -------------    -------------    -------------
Net increase ........             6,456,737    $ 167,377,683        1,529,002    $  39,745,419
                              -------------    -------------    -------------    -------------

PAINEWEBBER TACTICAL ALLOCATION FUND





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                                                                              21

PAINEWEBBER TACTICAL ALLOCATION FUND


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                          CLASS A
                                ------------------------------------------------------------
                                                       FOR THE YEARS
                                                     ENDED AUGUST 31,
                                ------------------------------------------------------------
                                  1999         1998          1997          1996       1995**
                                --------     --------      --------    --------     --------
Net asset value,
   beginning of period ......   $  23.55     $  22.23      $  16.15    $  14.86     $  13.78
                                --------     --------      --------    --------     --------
Net investment income
   (loss) ...................       0.15         0.15          0.18@       0.18         0.22
Net realized and
   unrealized gains from
   investments ..............       8.84         1.47          6.12@       2.31         2.05
                                --------     --------      --------    --------     --------
Net increase from
   investment operations ....       8.99         1.62         6.30         2.49         2.27
                                --------     --------      --------    --------     --------
Dividends from net
   investment income ........      (0.17)       (0.12)        (0.14)      (0.14)       (0.22)
Distributions from net
   realized gains from
   investments
   transactions .............      (0.58)       (0.18)        (0.08)      (1.06)       (0.97)
                                --------     --------      --------    --------     --------
Total dividends and
   distributions to
   shareholders .............      (0.75)       (0.30)        (0.22)      (1.20)       (1.19)
                                --------     --------      --------    --------     --------
Net asset value, end of
   period ...................   $  31.79     $  23.55      $  22.23    $  16.15     $  14.86
                                --------     --------      --------    --------     --------
Total investment
   return(1) ................      38.65%        7.31%        39.26%      17.35%       18.43%
                                --------     --------      --------    --------     --------
Ratios/supplemental
   data:
Net assets, end of period
    (000's) .................   $702,580     $340,245      $170,759    $ 23,551     $  1,944
$397,767 ....................   $233,044     $ 73,630      $ 48,105    $129,893     $ 74,872
Expenses to average net
   assets, net of waivers
   from adviser(2) ..........       0.84%        0.95%         0.99%       1.17%        1.46%
Net investment income
   (loss) to average net
   assets, net of waivers
   from adviser(2) ..........       0.56%        0.74%         0.88%       1.12%        1.60%
Portfolio turnover rate .....          6%          33%            6%          6%          53%



                                                       CLASS B
                                   -------------------------------------------------
                                                                           FOR THE
                                                                           PERIOD
                                              FOR THE YEARS              JANUARY 30,
                                                  ENDED                   1996+ TO
                                               AUGUST 31,                AUGUST 31,
                                   ----------------------------------
                                     1999         1998         1997         1996
                                   --------     --------     --------     ----------
Net asset value,
   beginning of period ......      $  23.32     $  22.08     $  16.13     $    15.54
                                   --------     --------     --------     ----------
Net investment income
   (loss) ...................         (0.04)        0.00         0.03@          0.02
Net realized and
   unrealized gains from
   investments ..............          8.73         1.43         6.09@          0.57
                                   --------     --------     --------     ----------
Net increase from
   investment operations ....          8.69         1.43         6.12           0.59
                                   --------     --------     --------     ----------
Dividends from net
   investment income ........         (0.02)       (0.01)       (0.09)            --
Distributions from net
   realized gains from
   investments
   transactions .............         (0.58)       (0.18)       (0.08)            --
                                   --------     --------     --------     ----------
Total dividends and
   distributions to
   shareholders .............         (0.60)       (0.19)       (0.17)          0.00
                                   --------     --------     --------     ----------
Net asset value, end of
   period ...................      $  31.41     $  23.32     $  22.08     $    16.13
                                   --------     --------     --------     ----------
Total investment
   return(1) ................         37.61%        6.49%       38.14%          3.80%
                                   --------     --------     --------     ----------
Ratios/supplemental
   data:
Net assets, end of period
    (000's) .................      $964,933     $483,068     $239,836       $ 28,495
Expenses to average net
   assets, net of waivers
   from adviser(2) ..........          1.59%        1.71%        1.74%          1.84%*
Net investment income
   (loss) to average net
   assets, net of waivers
   from adviser(2) ..........         (0.20)%      (0.02)%       0.13%          0.47%*
Portfolio turnover rate .....             6%          33%           6%             6%

22


                                                                CLASS C
                                    ---------------------------------------------------------------
                                                             FOR THE YEARS
                                                           ENDED AUGUST 31,
                                    ---------------------------------------------------------------
                                     1999          1998          1997          1996         1995**
                                    -------      --------      --------      --------      --------
Net asset value,
   beginning of period ......       $ 23.45      $  22.18      $  16.12      $  14.87      $  13.78
                                    -------      --------      --------      --------      --------
Net investment income
   (loss) ...................         (0.06)        (0.01)         0.03@         0.06          0.12
Net realized and
   unrealized gains from
   investments ..............          8.79          1.45          6.11@         2.32          2.06
                                    -------      --------      --------      --------      --------
Net increase from
   investment operations ....          8.73          1.44          6.14          2.38          2.18
                                    -------      --------      --------      --------      --------
Dividends from net
   investment income ........         (0.00)#          --            --         (0.07)        (0.12)
Distributions from net
   realized gains from
   investments
   transactions .............         (0.58)        (0.17)        (0.08)        (1.06)        (0.97)
                                    -------      --------      --------      --------      --------
Total dividends and
   distributions to
   shareholders .............         (0.58)        (0.17)        (0.08)        (1.13)        (1.09)
                                    -------      --------      --------      --------      --------
Net asset value, end of
   period ...................       $ 31.60      $  23.45      $  22.18      $  16.12      $  14.87
                                    -------      --------      --------      --------      --------
Total investment
   return(1) ................         37.58%         6.49%        38.20%        16.52%        17.57%
                                    -------      --------      --------      --------      --------
Ratios/supplemental
   data:
Net assets, end of period
    (000's) .................      $738,781      $397,767      $233,044      $ 73,630      $ 48,105
Expenses to average net
   assets, net of waivers
   from adviser(2) ..........          1.60%         1.70%         1.75%         1.95%         2.22%
Net investment income
   (loss) to average net
   assets, net of waivers
   from adviser(2) ..........         (0.20)%       (0.01)%        0.14%         0.35%         0.86%
Portfolio turnover rate .....             6%           33%            6%            6%           53%




                                                                CLASS Y
                                  -----------------------------------------------------------------
                                                             FOR THE YEARS
                                                           ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     1999          1998          1997           1996         1995**
                                  ---------      --------      --------      --------     ---------
Net asset value,
   beginning of period ......      $  23.68      $  22.33      $  16.20      $  14.88      $  13.79
                                   --------      --------      --------      --------      --------
Net investment income
   (loss) ...................          0.22          0.21          0.23@         0.30          0.23
Net realized and
   unrealized gains from
   investments ..............          8.91          1.49          6.13@         2.24          2.09
                                   --------      --------      --------      --------      --------
Net increase from
   investment operations ....          9.13          1.70          6.36          2.54          2.32
                                   --------      --------      --------      --------      --------
Dividends from net
   investment income ........         (0.24)        (0.17)        (0.15)        (0.16)        (0.26)
Distributions from net
   realized gains from
   investments
   transactions .............         (0.58)        (0.18)        (0.08)        (1.06)        (0.97)
                                   --------      --------      --------      --------      --------
Total dividends and
   distributions to
   shareholders .............         (0.82)        (0.35)        (0.23)        (1.22)        (1.23)
                                   --------      --------      --------      --------      --------
Net asset value, end of
   period ...................      $  31.99      $  23.68      $  22.33      $  16.20      $  14.88
                                   --------      --------      --------      --------      --------
Total investment
   return(1) ................         39.03%         7.62%        39.55%        17.70%        18.79%
                                   --------      --------      --------      --------      --------
Ratios/supplemental
   data:
Net assets, end of period
    (000's) .................      $129,893      $ 74,872      $ 36,467      $ 12,803      $  2,506
Expenses to average net
   assets, net of waivers
   from adviser(2) ..........          0.58%         0.67%         0.74%         0.95%         1.23%
Net investment income
   (loss) to average net
   assets, net of waivers
   from adviser(2) ..........          0.82%         1.03%         1.16%         1.38%         1.86%
Portfolio turnover rate .....             6%           33%            6%            6%           53%




------------

 +   Commencement of issuance of shares.

 *   Annualized.

** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

 @   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

(2) During the year ended August 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

 #   Actual amount is less than $0.005.

PAINEWEBBER TACTICAL ALLOCATION FUND



REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Shareholders and Trustees of
PaineWebber Tactical Allocation Fund

We have audited the accompanying statement of assets and liabilities of PaineWebber Tactical Allocation Fund, including the portfolio of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Tactical Allocation Fund at August 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



New York, New York                      /s/Ernst & Young LLP
October 14, 1999

PAINEWEBBER TACTICAL ALLOCATION FUND





TAX INFORMATION (UNAUDITED)


    We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1999) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

     PER SHARE DATA:                                       CLASS A       CLASS B       CLASS C      CLASS Y
     -------------                                         -------       -------       -------      -------
     Net investment income* ..........................     $0.1745       $0.0177       $0.0034      $0.2352
     Short-term capital gains* .......................      0.3243        0.3243        0.3243       0.3243
     Long-term capital gains .........................      0.2582        0.2582        0.2582       0.2582
     Percentage of ordinary income
       dividends qualifying for the
       dividends received deduction
       available to corporate shareholders ...........         73%           73%           73%          73%

-----------
* Taxable as ordinary income.

    Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

    Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PAINEWEBBER TACTICAL ALLOCATION FUND




                 (This page has been left blank intentionally.)

PAINEWEBBER TACTICAL ALLOCATION FUND

--------------------------------------------------------------------------------

TRUSTEES
E. Garrett Bewkes, Jr.               Meyer Feldberg
CHAIRMAN                             George W. Gowen
Margo N. Alexander                   Frederic V. Malek
Richard Q. Armstrong                 Carl W. Schafer
Richard R. Burt                      Brian M. Storms
Mary C. Farrell

PRINCIPAL OFFICERS
Margo N. Alexander                   Paul H. Schubert
PRESIDENT                            VICE PRESIDENT AND TREASURER
Victoria E. Schonfeld                T. Kirkham Barneby
VICE PRESIDENT                       VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019




THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

------------------
PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS
|_| High Income Fund
|_| Investment Grade Income Fund
|_| Low Duration U.S. Government Income Fund
|_| Strategic Income Fund
|_| U.S. Government Income Fund

TAX-FREE BOND FUNDS
|_| California Tax-Free Income Fund
|_| Municipal High Income Fund
|_| National Tax-Free Income Fund
|_| New York Tax-Free Income Fund

STOCK FUNDS
|_| Financial Services Growth Fund
|_| Growth Fund
|_| Growth and Income Fund
|_| Mid Cap Fund
|_| Small Cap Fund
|_| S&P 500 Index Fund
|_| Strategy Fund
|_| Tax-Managed Equity Fund
|_| Utility Income Fund

ASSET ALLOCATION FUNDS
|_| Balanced Fund
|_| Tactical Allocation Fund

GLOBAL FUNDS
|_| Asia Pacific Growth Fund
|_| Emerging Markets Equity Fund
|_| Global Equity Fund
|_| Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
|_| Aggressive Portfolio
|_| Moderate Portfolio
|_| Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND




                                   PaineWebber
                        (C)1999 PaineWebber Incorporated
                                   Member SIPC



PaineWebber


--------------------------------------------------------------------------------
TACTICAL
ALLOCATION
FUND

ANNUAL REPORT




AUGUST 31, 1999